Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Mar. 31, 2011		Mar. 31, 2010
Current Assets
Cash and cash equivalents	$ 3,537,517	$ 8,530,864		$ 1,744,965
Debtors (Accounts receivable)	4,544,023	5,698,321		2,821,958
Inventories	264,611			114,172
Deferred tax assets (Note 29)				12,284
Prepaid expenses	1,097,370	1,423,281		1,550,634
Assets held for sale (Note 8)				12,372,600	[1]
Other receivables	796,454	2,222,887	[1]	332,812	[1]
Total current assets	10,239,975	17,875,353		18,949,425
Property, plant and equipment	2,133,969	298,497		275,856
Financial assets	2,818,310	837,481	[1]	99,273
Investment in related company, at equity	285,908	290,973	[1]	376,572
Prepaid expenses	725,178
Deferred tax assets	3,385,350	1,136,135		4,968,740
Goodwill	49,693,027	39,688,966		35,767,273
Software	17,110,114	16,514,894		13,028,818
Other assets	319,139	223,630		175,900
Total non-current assets	76,470,995	58,990,576		54,692,432
Total assets	86,710,970	76,865,929		73,641,857
Current liabilities
Notes payable	1,462,560	1,440,295
Liabilities to banks	39,073	50,073	[1]	83,793
Accounts payables and accrued liabilities	5,489,528	4,996,748	[1]	3,532,004
Other liabilities	3,507,192	2,820,002	[1]	1,982,916
Deferred income	7,200,058	6,208,458		5,919,527
Liabilities held for sale (Note 21)				2,013,729
Due to related parties	475,579	830,156	[1]
Shares payable - Note 9	298,956
Total current liabilities	18,472,945	16,345,732		13,531,969
Notes payable (Note 16)				1,549,490
Liabilities to banks	3,606,461	780,277		3,231,405
Deferred tax liabilities	611,849	878,450		926,357
Retirement benefit obligation	163,648	153,962		150,276
Other liabilities	2,786,781	6,127,373		4,426,327
Total non-current liabilities	7,168,739	7,940,062		10,283,855
Total liabilities	25,641,684	24,285,794		23,815,824
Capital stock
Issued and outstanding	27,248	22,544		16,500
Additional paid in capital	47,325,971	33,894,661		27,221,755
Deficit	(2,888,488)	(322,519)	[1]	1,642,728
Other comprehensive income	73,951	(13,639)		130,419
Stockholders' Equity Attributable to Parent, Total	44,538,682	33,581,047		29,011,402
Noncontrolling interest in subsidiaries	16,530,604	18,999,088	[1]	20,814,631
Total stockholders' equity	61,069,286	52,580,135		49,826,033
Total equity and liabilities	$ 86,710,970	$ 76,865,929		$ 73,641,857

[1]	Restated